Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	¥ 1,786,982	¥ 1,512,357
Marketable securities (including assets pledged that secured parties are permitted to sell or repledge of 17,521 million yen and 48,899 million yen in 2020 and 2021)	2,902,438	1,847,772
Notes and accounts receivable, trade and contract assets	1,099,300	1,028,793
Allowance for credit losses	(29,406)	(25,873)
Inventories	637,391	589,969
Other receivables	283,499	188,106
Prepaid expenses and other current assets	538,540	594,021
Total current assets	7,218,744	5,735,145
Film costs	459,426	427,336
Investments and advances:
Affiliated companies	226,218	207,922
Securities investments and other (including assets pledged that secured parties are permitted to sell or repledge of 930,882 million yen and 1,751,452 million yen in 2020 and 2021)	14,046,196	12,526,210
Allowance for credit losses	(8,419)
Long-term Investments, Total	14,263,995	12,734,132
Property, plant and equipment:
Land	79,557	81,482
Buildings	683,249	659,556
Machinery and equipment	1,748,961	1,725,720
Construction in progress	100,728	76,391
Property, Plant and Equipment, Gross, Total	2,612,495	2,543,149
Less - Accumulated depreciation	1,627,061	1,634,505
Property, plant and equipment, net	985,434	908,644
Other assets:
Operating lease right-of-use assets	337,322	359,510
Finance lease right-of-use assets	39,772	33,100
Intangibles, net	996,305	906,310
Goodwill	827,149	783,888
Deferred insurance acquisition costs	657,420	600,901
Deferred income taxes	207,470	210,372
Other	361,803	340,005
Other noncurrent assets	3,427,241	3,234,086
Total assets	26,354,840	23,039,343
Current liabilities:
Short-term borrowings	1,187,868	810,176
Current portion of long-term debt	131,699	29,807
Current portion of long-term operating lease liabilities	73,362	68,942
Notes and accounts payable, trade	599,569	380,810
Accounts payable, other and accrued expenses	1,756,833	1,630,197
Accrued income and other taxes	165,406	145,996
Deposits from customers in the banking business	2,773,885	2,440,783
Other	1,126,802	733,732
Total current liabilities	7,815,424	6,240,443
Long-term debt	773,294	634,966
Long-term operating lease liabilities	290,259	314,836
Accrued pension and severance costs	254,103	324,655
Deferred income taxes	366,761	549,538
Future insurance policy benefits and other	6,599,977	6,246,047
Policyholders' account in the life insurance business	4,331,065	3,642,271
Other	294,302	289,285
Total liabilities	20,725,185	18,242,041
Redeemable noncontrolling interest	8,179	7,767
Commitments and contingent liabilities
Sony Group Corporation's stockholders' equity:
Common stock, no par value — 2020 — Shares authorized: 3,600,000,000; shares issued: 1,261,058,781 2021 — Shares authorized: 3,600,000,000; shares issued: 1,261,058,781	880,214	880,214
Additional paid-in capital	1,486,721	1,289,719
Retained earnings	3,857,152	2,768,856
Accumulated other comprehensive income -
Unrealized gains on securities, net	101,305	161,191
Unrealized gains on derivative instruments, net	2,761	1,248
Pension liability adjustment	(223,468)	(235,520)
Foreign currency translation adjustments	(404,529)	(509,872)
Debt valuation adjustments	(89)	1,973
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(524,020)	(580,980)
Treasury stock, at cost Common stock 2020 — 40,898,841 shares 2021 — 21,831,206 shares	(124,228)	(232,503)
Stockholders' Equity Attributable to Parent, Total	5,575,839	4,125,306
Noncontrolling interests	45,637	664,229
Total equity	5,621,476	4,789,535
Total liabilities and equity	¥ 26,354,840	¥ 23,039,343